Directors' and Other Senior Management's Remuneration (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Directors' Remuneration
Directors’ remuneration during 2020 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2020
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	830	157	987
DONG Xin 2	—	829	148	977
WANG Yuhang 3	—	757	149	906
LI Ronghua 4	—	123	38	161

	—	2,539	492	3,031

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen	470	—	—	470
YANG Qiang*	—	—	—	—

	1,385	—	—	1,385

Directors’ remuneration during 2019 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2019
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	461	169	630
SHANG Bing 5	—	1,354	89	1,443
LI Yue 6	—	1,585	187	1,772
WANG Yuhang 3	—	415	163	578
DONG Xin 2	—	1,469	195	1,664

	—	5,284	803	6,087

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen	470	—	—	470
YANG Qiang*	—	—	—	—

	1,385	—	—	1,385

Directors’ remuneration during 2018 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2018
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
SHANG Bing 5	—	867	134	1,001
LI Yue 6	—	1,000	163	1,163
SHA Yuejia 7	—	745	104	849
DONG Xin 2	—	890	157	1,047

	—	3,502	558	4,060

Independent non-executive directors (Expressed in Hong Kong dollar)
WONG Kwong Shing, Frank**	177	—	—	177
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen	417	—	—	417
YANG Qiang*	—	—	—	—

	1,509	—	—	1,509

1	Mr. YANG Jie was appointed as an executive director and the chairman of the Company with effect from March 21, 2019.
2	Mr. Dong Xin was appointed as the chief executive officer of the Company with effect from August 13, 2020 and had ceased to serve as the chief financial officer of the Company.
3	Mr. WANG Yuhang was appointed as an executive director of the Company with effect from October 24, 2019.
4	Mr. LI Ronghua was appointed as an executive director and the chief financial officer of the Company with effect from October 15, 2020.
5	Mr. SHANG Bing resigned from his position as an executive director and the chairman of the Company with effect from March 4, 2019.
6	Mr. LI Yue resigned from his position as an executive director and chief executive officer of the Company with effect from October 11, 2019.
7	Mr. SHA Yuejia resigned from his position as executive director of the Company with effect from May 17, 2018.
*	Dr. YANG Qiang was appointed as an independent non-executive director and a member of the audit committee of the Company with effect from May 17, 2018 and he voluntarily waived his director’s fees.
**	Mr. Frank WONG Kwong Shing resigned from the role of independent non-executive director of the Company with effect from May 17, 2018.